S000024707 [Member] Performance Management - Baron International Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, 10 years, and since inception compare with those of a broad measure of market performance and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at BaronCapitalGroup.com/daily-prices-and-performance or by calling 1-800-99BARON
(1-800-992-2766).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, 10 years, and since inception compare with those of a broad measure of market performance and a style-specific index (one reflecting the market segments in which the Fund invests), in that order.
Bar Chart [Heading]	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]
Best Quarter:	6/30/20: 28.24%
Worst Quarter:	3/31/20: (21.51)%

Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/2025)
Performance Table Narrative
The following table shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of market indexes over various periods ended December 31, 2025. This table shows how the Fund’s performance compares to that of the MSCI ACWI ex USA Index, a broad-based securities index that captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries, and the MSCI ACWI ex USA IMI Growth Index, which captures large and mid cap securities exhibiting overall growth style characteristics across 22 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries, in which the Fund invests. The table also shows the average annual returns of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.
After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund sharesin a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table One Class of after Tax Shown [Text]	The table also shows the average annual returns of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.
Performance Availability Website Address [Text]	BaronCapitalGroup.com/daily-prices-and-performance
Performance Availability Phone [Text]	1-800-99BARON(1-800-992-2766)
Retail Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	28.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020